ACQUISITIONS (Details 7) - USD ($) $ in Thousands		12 Months Ended
	Jan. 14, 2014	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Customer relationship | Minimum
Net tangible assets:
Estimated useful lives		2 years 1 month 6 days
Customer relationship | Maximum
Net tangible assets:
Estimated useful lives		10 years
Non-compete agreement | Minimum
Net tangible assets:
Estimated useful lives		2 years
Non-compete agreement | Maximum
Net tangible assets:
Estimated useful lives		3 years
MediFast
Acquisitions
Percentage of equity interest acquired	80.00%
Cash consideration	$ 8,113
Acquisition-related costs	0
Net tangible assets:
Current assets	1,944
Non-current assets	927
Current liabilities	(1,431)
Total	1,440
Goodwill	5,332
Deferred tax liability	(619)
Total	8,363
Non-controlling interest	(1,690)
Total consideration	8,113
Net revenue		$ 12,563	2,570
Net income		$ 486	$ 328
MediFast | Trade-name
Net tangible assets:
Intangible assets acquired	374
MediFast | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 2,825
MediFast | Customer relationship | Minimum
Net tangible assets:
Estimated useful lives	5 years
MediFast | Customer relationship | Maximum
Net tangible assets:
Estimated useful lives	10 years
MediFast | Non-compete agreement
Net tangible assets:
Intangible assets acquired	$ 451
Estimated useful lives	3 years